Note 6 - Impairment Reversal (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements [text block]
2021
Gold price per oz - long-term	$1,550
Copper price per lb - long-term	$3.50
Foreign exchange rates - long-term (US$: C$)	1.28
Discount rate	6.0%